Stock-Based Compensation - Changes in the Number of Operations Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of period | shares	5,216,063	5,385,323
Number of options, granted | shares	240,880	351,461
Number of options, exercised | shares	(461,442)	(262,836)
Number of options, expired | shares	0	(257,885)
Number of options, forfeited | shares	(5,381)	0
Number of options, end of period | shares	4,990,120	5,216,063
Number of options, exercisable | shares	4,170,259	4,166,339
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.16	$ 6.15
Weighted average exercise price of share options granted in share-based payment arrangement (in C$/option) | $	14.28	9.75
Weighted average exercise price of share options exercised in share-based payment arrangement (in C$/option) | $	8.28	5.51
Weighted average exercise price of share options expired in share-based payment arrangement (in C$/option) | $	0.00	11.49
Weighted average exercise price of share options forfeited in share-based payment arrangement (in C$/option) | $	9.75	0.00
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	6.35	6.16
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.63	$ 5.78